Equity - Schedule of Movements in Ordinary Shares (Parentheticals) (Details) - $ / shares	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Institutional Entitlement [Member] | 2022-10-25 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value			$ 0.14
Issue of Forfeiture Shares [Member] | 2022-10-26 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value			0.171
Pursuant to Rights Issue [Member] | 2022-11-25 [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value			0.14
Pharma15 acquisition [member] | 2023-03-03 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value			0.143
Pharma15 acquisition [member] | 2024-03-04 [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value		$ 0.059
Employee Incentive Scheme [Member] | 2023-04-28 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value			$ 0.136
Rights issue [member] | 2023-12-08 [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value		0.07
Forfeiture shares as per employment contract [member] | 2023-12-14 [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value		0.105
Lieu of cash for services rendered [member] | 2024-01-05 [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value		0.0864
Rights issue shortfall [member] | 2024-01-31 [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value		0.07
Rights issue shortfall [member] | 2024-02-09 [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value		0.07
Lind agreement [member] | 2024-02-14 [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value		0.059
Lind agreement [member] | 2024-03-12 [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value		0.052
Lind agreement [member] | 2024-04-15 [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value		0.045
Lind agreement [member] | 2024-05-16 [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value		$ 0.035
Issue of securities [member] | 2024-07-01 [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value	$ 0.04
Tranche 2 placement shares [member] | 2024-08-21 [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value	0.04
Tranche 2 placement shares [member] | 2024-08-21 [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value	0.04
Lantheus investment [member] | 2024-08-23 [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value	0.05
Issue of placement shares [member] | 2024-09-13 [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value	0.04
Achievement of a milestone [member] | 2024-12-13 [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value	0.036
Forfeiture shares [member] | 2024-12-16 [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value	0.036
Issue of placement shares to Lantheus [member] | 2025-01-20 [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value	0.06
Milestone payments [member] | 2025-06-12 [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value	$ 0.025